PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT.
PROPERTY AND EQUIPMENT

12. PROPERTY AND EQUIPMENT

The details of property and equipment are as follows:

	December 31,			Reclassifications/	December 31,
	2022	Additions	Deductions	Translations	2023
At cost:
Directly acquired assets
Buildings	18,947	569	(34)	114	19,596
Leasehold improvements	1,571	28	(14)	90	1,675
Switching equipment	20,083	582	(309)	(720)	19,636
Telegraph, telex, and data communication equipment	1,583	—	—	—	1,583
Transmission installation and equipment	171,106	5,839	(3,562)	7,281	180,664
Satellite, earth station, and equipment	10,804	137	—	—	10,941
Cable network	74,695	5,762	(6)	(3,682)	76,769
Power supply	23,276	722	(768)	1,118	24,348
Data processing equipment	20,954	557	(218)	600	21,893
Other telecommunication peripherals	10,402	468	—	217	11,087
Office equipment	2,625	96	(18)	(7)	2,696
Vehicles	605	48	(56)	(4)	593
Other equipment	51	1	—	1	53
Property under construction	4,598	18,049	—	(16,407)	6,240
Total	361,300	32,858	(4,985)	(11,399)	377,774

Accumulated depreciation:
Directly acquired assets
Buildings	6,228	649	(11)	(48)	6,818
Leasehold improvements	1,207	141	(6)	(30)	1,312
Switching equipment	14,100	1,967	(309)	(1,637)	14,121
Telegraph, telex, and data communication equipment	1,582	—	—	—	1,582
Transmission installation and equipment	97,335	12,171	(3,372)	(1,787)	104,347
Satellite, earth station, and equipment	6,041	746	—	(61)	6,726
Cable network	22,510	3,215	(6)	(5,326)	20,393
Power supply	16,890	1,861	(758)	(606)	17,387
Data processing equipment	15,490	2,093	(217)	(1,217)	16,149
Other telecommunication peripherals	6,067	1,659	—	(26)	7,700
Office equipment	2,073	285	(18)	(204)	2,136
Vehicles	242	48	(31)	(3)	256
Other equipment	44	3	—	—	47
Total	189,809	24,838	(4,728)	(10,945)	198,974
Net book value	171,491				178,800

	December 31,				Reclassifications/	December 31,
	2023	Acquisition	Additions	Deductions	Translations	2024
At cost:
Directly acquired assets
Buildings	19,596	—	221	(32)	1,122	20,907
Leasehold improvements	1,675	—	40	(94)	174	1,795
Switching equipment	19,636	—	228	(1,090)	696	19,470
Telegraph, telex, and data communication equipment	1,583	—	—	(1,578)	—	5
Transmission installation and equipment	180,664	—	1,393	(9,972)	10,085	182,170
Satellite, earth station, and equipment	10,941	—	50	(114)	3,918	14,795
Cable network	76,769	314	4,731	(15)	(224)	81,575
Power supply	24,348	—	559	(730)	1,427	25,604
Data processing equipment	21,893	—	332	(1,577)	1,292	21,940
Other telecommunication peripherals	11,087	—	412	(4)	743	12,238
Office equipment	2,696	0	84	(74)	13	2,719
Vehicles	593	0	15	(42)	(36)	530
Other equipment	53	—	3	—	4	60
Property under construction	6,240	—	16,368	(31)	(19,647)	2,930
Total	377,774	314	24,436	(15,353)	(433)	386,738

Accumulated depreciation:
Directly acquired assets
Buildings	6,818	—	650	(27)	20	7,461
Leasehold improvements	1,312	—	128	(86)	(7)	1,347
Switching equipment	14,121	—	1,756	(1,088)	6	14,795
Telegraph, telex, and data communication equipment	1,582	—	—	(1,578)	—	4
Transmission installation and equipment	104,347	—	11,713	(9,787)	48	106,321
Satellite, earth station, and equipment	6,726	—	719	(114)	46	7,377
Cable network	20,393	—	3,383	(15)	36	23,797
Power supply	17,387	—	2,014	(710)	29	18,720
Data processing equipment	16,149	—	2,031	(1,545)	(103)	16,532
Other telecommunication peripherals	7,700	—	1,517	(1)	—	9,216
Office equipment	2,136	—	278	(68)	(62)	2,284
Vehicles	256	—	38	(27)	(17)	250
Other equipment	47	—	4	—	(2)	49
Total	198,974	—	24,231	(15,046)	(6)	208,153
Net book value	178,800					178,585

The property and equipment group consists of (1) switching equipment; (2) telegraph, telex, and data communication equipment; (3) transmission installation and equipment; (4) satellite, earth station, and equipment; (5) cable network; (6) power supply; (7) data processing equipment; and (8) other telecommunication peripherals are the main telecommunication infrastructure of the Group.

a.    Gain on sale of property and equipment

	2022	2023	2024
Proceeds from sale of property and equipment	526	100	717
Net book value	(129)	(16)	(59)
Gain on sale of property and equipment	397	84	658

b.    Others

(i)	During 2023 and 2024, the CGUs that independently generate cash inflows are fixed wireline, cellular, and others. Management believes that there is no indication of impairment in the assets of such CGUs as of December 31, 2023 and 2024.
(ii)	Interest capitalized to property under construction amounted to Rp79 billion, Rp124 billion, and Rp98 billion for the years ended December 31, 2022, 2023, and 2024, respectively. The capitalization rate used to determine the number of borrowing costs eligible for capitalization ranged from 5.63% to 7.90%, 2.50% to 8.24%, and 1.50% to 6.10% for the years ended December 31, 2022, 2023, and 2024, respectively.
(iii)	No foreign exchange loss was capitalized as part of property under construction for the years ended December 31, 2022, 2023, and 2024.
(iv)	In 2022, 2023, and 2024, the Group obtained proceeds from the insurance claim on lost and damaged property and equipment, with a total value of Rp299 billion, Rp199 billion, and Rp143 billion, respectively, and were recorded as part of “Other income - net” in the consolidated statements of profit or loss and other comprehensive income. In 2022, 2023, and 2024, the net carrying values of these assets, amounted to Rp270 billion, Rp185 billion, and Rp114 billion, respectively, were charged to the consolidated statements of profit or loss and other comprehensive income.
(v)	As of December 31, 2023 and 2024, the Group’s property and equipment with a net carrying amount (before intercompany eliminations and adjustments) of Rp175,519 billion and Rp178,692 billion, respectively, were insured against fire, theft, earthquake and other specified risks, including business interruption. The total blanket policies as of December 31, 2023 and 2024, amounted to Rp41,045 billion and Rp44,143 billion, HK$10 million and HK$10 million, SG$373 million and SG$219 million, respectively. The total policies for first loss basis as of December 31, 2023 and 2024, amounted to Rp2,750 billion and Rp2,750 billion, respectively. Management believes that the insurance coverage is adequate to cover potential losses from the insured risks.
(vi)	As of December 31, 2023 and 2024, the percentage of completion of property under construction was approximately 74.09% and 53.29%, respectively, of the total contract value, Rp5,836 billion and Rp3,064 billion are recorded as expenditures in property under construction, respectively. The estimated completion dates are until December 2025 and December 2026, respectively. The balance of property under construction mainly consists of buildings, transmission installation and equipment, cable network, and power supply. Management believes that there is no impediment to the completion of the construction in progress.
(vii)	As of December 31, 2023 and 2024, all assets owned by the Company have been pledged as collateral for bonds (Note 20b) while certain property and equipment of the Company’s subsidiaries with gross carrying value amounting to Rp3,076 billion and Rp2,190 billion, respectively, have been pledged as collaterals under borrowing agreements (Notes 19 and 20c).
(viii)	As of December 31, 2023 and 2024, the cost of fully depreciated property and equipment of the Group that are still used in operations amounted to Rp85,564 billion and Rp89,480 billion, respectively. The Group is currently conducting modernization of network assets to replace the fully depreciated property and equipment.
(ix)	In 2023 and 2024, the total fair values of buildings of the Group amounted to Rp23,276 billion and Rp23,650 billion, respectively.